INTANGIBLE ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020
Investments, Debt and Equity Securities [Abstract]
Amortization expense	$ 17,028,753	$ 18,159,972
Impairment on intellectual property asset	1,573,563
Share based compensation	62,951	$ 346,180
Impairment expense	$ 38,959,000